Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	RM (14,274,561)	$ (3,511,578)	RM (28,457,298)	$ (6,352,075)
Adjustments for:
Amortisation of intangible assets	3,936,886	968,483	9,538,229	2,129,069
Depreciation of property, plant and equipment	10,588,918	2,604,900	14,154,000	3,159,375
Depreciation of right-of-use asset	62,745	15,435	62,286	13,903
Impairment loss on goodwill			754,291	168,369
Impairment loss on deposit			4,000,000	892,857
Intangible assets written-off			290,004	64,733
Interest expense on lease liability	4,633	1,140	2,828	631
Interest income	(455,090)	(111,953)	(606,476)	(135,374)
Loss on disposal/ strike off of subsidiaries			159,008	35,493
Property, plant and equipment written-off			15,864	3,541
Reversal of impairment of trade receivables			(94,000)	(20,982)
Unrealised exchange loss			15,373	3,431
Waiver of debts granted			44,535	9,941
Operating loss before changes in working capital	(136,469)	(33,573)	(121,356)	(27,088)
Changes in working capital:
Inventories			(26,000,000)	(5,803,572)
Trade receivables, net	41,820,000	10,287,823	(48,710,000)	(10,872,769)
Other receivables, deposit and prepayments	(67,222,612)	(16,536,928)	4,984,053	1,112,511
Trade payables	(9,216,850)	(2,267,368)	46,600,000	10,401,786
Contract liability, Other payables and accruals	34,674,141	8,529,924	13,511,073	3,015,865
Net cash used in operations	(81,790)	(20,122)	(9,736,230)	(2,173,267)
Interest received	455,090	111,953	606,476	135,374
Income tax paid	(10,405)	(2,560)	(20,609)	(4,600)
Net cash generated from / (used in) operating activities	362,895	89,271	(9,150,363)	(2,042,493)
CASH FLOWS FROM INVESTING ACTIVITIES
Placement of deposit	(15,447,000)	(3,800,000)
Acquisition of subsidiaries, net of cash acquired			53,382	11,916
Maturity of deposit			2,511,402	560,581
Net cash (used in) /generated from investing activities	(15,447,000)	(3,800,000)	2,564,784	572,497
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of lease liability	(66,000)	(16,236)	(66,000)	(14,732)
Net cash used in financing activities	(66,000)	(16,236)	(66,000)	(14,732)
Net decrease in cash and cash equivalents	(15,150,105)	(3,726,965)	(6,651,579)	(1,484,728)
Effect of exchange rate changes	(657,658)	(161,784)	(1,132,747)	(252,845)
Cash and cash equivalents (excluding deposits with a licensed bank) at beginning of the period	32,636,917	8,028,762	9,987,324	2,229,313
Cash and cash equivalents (excluding deposits with a licensed bank) at end of the period	16,829,154	$ 4,140,013	2,202,998	$ 491,740
Cash and cash equivalents comprised:
Cash and bank balances	16,829,154		2,202,998
Deposits with a licensed bank	15,447,000		20,862,498
Total cash	RM 32,276,154		RM 23,065,496